Earnings Per Share - Schedule of Basic and Diluted Earnings (Loss) Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Schedule of Basic and Diluted Earnings (Loss) Per Share [Line Items]
Net (loss) income attributable to the Company’s ordinary shareholders (in Yuan Renminbi)	¥ 168,201	$ 24,052	¥ 49,984	¥ (140,190)
Weighted average shares Outstanding - Basic (in Shares)	235,499,660	235,499,660	235,499,660	235,499,660
Dilutive securities -Unexercised share options (in Shares)	428,671	428,671	404,607
Weighted average shares outstanding – fully diluted (in Shares)	235,928,331	235,928,331	235,904,267	235,499,660
(Loss) earnings per share - Basic | (per share)	¥ 0.71	$ 0.1	¥ 0.21	¥ (0.6)
(Loss) earnings per share – fully diluted | (per share)	0.71	0.1	0.21	(0.6)
ADS [Member]
Schedule of Basic and Diluted Earnings (Loss) Per Share [Line Items]
(Loss) earnings per share - Basic | (per share)	14.28	2.04	4.24	(11.91)
(Loss) earnings per share – fully diluted | (per share)	¥ 14.26	$ 2.04	¥ 4.24	¥ (11.91)